Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2019

RRS-QTLY-0220
1.825846.114

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.0%
RWT Holdings, Inc. 5.75% 10/1/25 (a)	$130,000	$132,754
Mortgage Real Estate Investment Trusts - 0.4%
Colony Financial, Inc. 3.875% 1/15/21	150,000	147,750
Exantas Capital Corp. 8% 1/15/20	300,000	300,617
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	112,200
MFA Financial, Inc. 6.25% 6/15/24	140,000	145,863
Redwood Trust, Inc. 5.625% 7/15/24	140,000	142,620
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	430,000	436,059
		1,285,109
TOTAL FINANCIALS		1,417,863
Nonconvertible Bonds - 1.5%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	46,125
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	374,947	435,859
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (a)	135,000	138,038
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	115,000	116,150
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	182,700
M/I Homes, Inc. 5.625% 8/1/25	45,000	47,138
Meritage Homes Corp.:
5.125% 6/6/27	80,000	85,200
6% 6/1/25	100,000	111,750
New Home Co. LLC 7.25% 4/1/22	150,000	145,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	150,850
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	83,600
		1,060,926
TOTAL CONSUMER DISCRETIONARY		1,496,785
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	15,150
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 8.5% 10/30/25 (a)	55,000	58,369
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	100,000	106,250
		164,619
FINANCIALS - 0.1%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (a)	35,000	36,794
Diversified Financial Services - 0.1%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	200,000	201,462
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (a)	30,000	30,679
6.25% 2/1/22	25,000	25,475
		257,616
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	65,000	68,575
TOTAL FINANCIALS		362,985
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP 5.125% 8/15/26	408,000	438,993
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CBL & Associates LP 5.95% 12/15/26	132,000	79,200
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	83,200
Equinix, Inc. 5.375% 5/15/27	105,000	114,033
iStar Financial, Inc.:
4.75% 10/1/24	70,000	72,538
5.25% 9/15/22	65,000	66,706
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	36,380
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	111,300
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	56,196
4.5% 4/1/27	83,000	89,512
4.75% 1/15/28	67,000	72,892
SBA Communications Corp. 4% 10/1/22	40,000	40,750
Select Income REIT:
4.15% 2/1/22	63,000	64,501
4.25% 5/15/24	80,000	83,090
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	282,143
4.75% 2/15/28	100,000	100,839
6.75% 4/15/20	134,000	134,478
SITE Centers Corp. 4.625% 7/15/22	11,000	11,468
		1,499,226
Real Estate Management & Development - 0.5%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	93,375
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	276,263
Kennedy-Wilson, Inc. 5.875% 4/1/24	560,000	574,000
Mattamy Group Corp. 6.5% 10/1/25 (a)	160,000	170,800
Mid-America Apartments LP 4.3% 10/15/23	67,000	71,655
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	5,000	5,400
5.75% 1/15/28 (a)	100,000	109,000
Washington Prime Group LP 6.45% 8/15/24	330,000	304,425
		1,604,918
TOTAL REAL ESTATE		3,104,144

TOTAL NONCONVERTIBLE BONDS		5,628,801

TOTAL CORPORATE BONDS
(Cost $6,858,335)		7,046,664

U.S. Treasury Inflation-Protected Obligations - 26.1%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$971,000	$1,099,963
0.75% 2/15/42	1,290,000	1,526,960
0.75% 2/15/45	1,673,000	1,897,576
0.875% 2/15/47	1,129,000	1,290,857
1% 2/15/46	1,155,000	1,380,626
1% 2/15/48	1,229,000	1,420,402
1% 2/15/49	1,094,000	1,244,338
1.375% 2/15/44	1,485,000	1,935,093
1.75% 1/15/28	1,013,000	1,398,187
2% 1/15/26	1,135,000	1,636,033
2.125% 2/15/40	548,000	853,283
2.125% 2/15/41	712,000	1,102,698
2.375% 1/15/25	1,511,000	2,299,303
2.375% 1/15/27	947,000	1,395,119
2.5% 1/15/29	1,007,000	1,454,993
3.375% 4/15/32	336,000	669,017
3.625% 4/15/28	661,000	1,345,619
3.875% 4/15/29	819,000	1,711,043
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	3,194,000	3,460,846
0.125% 1/15/22	2,823,000	3,208,069
0.125% 4/15/22	3,203,000	3,384,400
0.125% 7/15/22	2,955,000	3,320,728
0.125% 1/15/23	2,971,000	3,312,193
0.125% 7/15/24	2,985,000	3,254,734
0.125% 10/15/24	2,333,000	2,353,832
0.125% 7/15/26	2,552,000	2,748,960
0.25% 1/15/25	2,986,000	3,273,536
0.25% 7/15/29	2,770,000	2,814,653
0.375% 7/15/23	2,988,000	3,350,054
0.375% 7/15/25	2,989,000	3,310,133
0.375% 1/15/27	2,552,000	2,760,562
0.375% 7/15/27	2,553,000	2,740,192
0.5% 4/15/24	2,332,000	2,418,165
0.5% 1/15/28	2,553,000	2,732,973
0.625% 7/15/21	2,549,000	2,943,070
0.625% 4/15/23	3,195,000	3,361,545
0.625% 1/15/24	2,984,000	3,361,027
0.625% 1/15/26	2,681,000	2,993,076
0.75% 7/15/28	2,552,000	2,753,109
0.875% 1/15/29	2,552,000	2,762,659
1.125% 1/15/21	2,332,000	2,768,730
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $93,454,691)		95,048,356

Asset-Backed Securities - 0.9%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(b)(c)(d)	$140,689	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	298,171
Series 2002-2 Class M2, 9.163% 3/1/33	390,283	355,624
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	26,405	26,706
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 5.2764% 7/17/34 (a)(b)(e)	101,000	101,128
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	502,001	393,345
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.3398% 1/17/35 (a)(b)(e)	100,000	100,075
Class F, 1 month U.S. LIBOR + 3.400% 5.1398% 1/17/35 (a)(b)(e)	197,000	197,145
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (a)(b)(d)(e)	392,374	29
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	100,000	103,367
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	109,474
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	154,125
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.8446% 11/21/40 (a)(b)(e)	1,500,000	1,500,000
TOTAL ASSET-BACKED SECURITIES
(Cost $3,567,431)		3,339,190

Commercial Mortgage Securities - 1.8%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (a)(b)	126,000	122,746
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 5.6113% 7/15/30 (a)(b)(e)	105,000	104,325
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	218,222
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	83,537
Series 2013-CR12 Class D, 5.0809% 10/10/46 (a)(b)	250,000	219,969
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	56,664
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5029% 5/10/43 (a)(b)	99,451	98,259
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	150,897
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	84,000	84,989
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	101,080
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5735% 12/25/43 (b)(c)	1,156,048	20,114
Series K012 Class X3, 2.2522% 1/25/41 (b)(c)	654,162	11,121
Series K013 Class X3, 2.8145% 1/25/43 (b)(c)	1,124,000	24,521
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3895% 8/10/44 (a)(b)	63,000	58,456
Class F, 4.5% 8/10/44 (a)	42,000	29,342
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	254,000	238,116
Series 2012-GCJ7 Class D, 5.6857% 5/10/45 (a)(b)	500,000	500,226
Series 2012-GCJ9 Class D, 4.7437% 11/10/45 (a)(b)	178,000	181,836
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	228,551
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	659,399
Hilton U.S.A. Trust Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	601,667
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	104,972
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.9874% 7/17/37 (a)(b)(e)	61,203	61,298
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	46,793
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	97,940
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.6639% 2/15/46 (a)(b)	200,000	194,267
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6777% 8/15/45 (a)(b)	61,000	62,943
Series 2013-C7 Class D, 4.2385% 2/15/46 (a)(b)	91,000	88,036
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.042% 7/15/32 (a)(b)	48,871	43,222
Series 2011-C2:
Class D, 5.4876% 6/15/44 (a)(b)	358,000	360,755
Class F, 5.4876% 6/15/44 (a)(b)	343,000	321,032
Class XB, 0.3281% 6/15/44 (a)(b)(c)	10,551,985	45,626
Series 2011-C3 Class G, 5.2445% 7/15/49 (a)(b)	112,000	103,256
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9898% 8/15/34 (a)(b)(e)	168,514	168,987
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	147,000	145,822
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	230,232	282,097
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5703% 5/10/45 (a)(b)	78,000	76,499
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7551% 10/15/45 (a)(b)	114,000	114,151
Class F, 4.7551% 10/15/45 (a)(b)	42,000	39,474
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2609% 3/15/45 (a)(b)	220,000	220,756
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	120,400
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,261,911)		6,492,363
	Shares	Value

Common Stocks - 8.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham Destinations, Inc.	2,200	113,718
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co.	20,900	968,715
Bunge Ltd.	6,600	379,830
Darling International, Inc. (f)	10,200	286,416
		1,634,961
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP PLC	81,100	510,184
Cabot Oil & Gas Corp.	3,700	64,417
Canadian Natural Resources Ltd.	3,600	116,438
Chevron Corp.	7,100	855,621
ConocoPhillips Co.	7,500	487,725
Diamondback Energy, Inc.	1,100	102,146
Equinor ASA	4,800	95,953
Exxon Mobil Corp.	2,700	188,406
Gazprom OAO	54,900	226,829
Hess Corp.	800	53,448
Lukoil PJSC sponsored ADR	2,200	218,196
Lundin Petroleum AB	1,900	64,568
Magnolia Oil & Gas Corp. Class A (f)	8,900	111,962
Noble Energy, Inc.	3,400	84,456
NOVATEK OAO GDR (Reg. S)	400	81,200
Occidental Petroleum Corp.	4,200	173,082
Parsley Energy, Inc. Class A	4,100	77,531
Pioneer Natural Resources Co.	1,300	196,781
Royal Dutch Shell PLC Class A (United Kingdom)	27,800	823,276
Suncor Energy, Inc.	6,600	216,315
Total SA	9,200	510,513
		5,259,047
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	9,100	160,888
Broadmark Realty Capital, Inc. (g)	10,300	131,325
Chimera Investment Corp.	6,000	123,360
Colony NorthStar Credit Real Estate, Inc.	16,400	215,824
Dynex Capital, Inc.	10,800	182,952
Ellington Financial LLC	13,200	241,956
Ellington Residential Mortgage REIT	5,200	56,420
Great Ajax Corp.	46,000	681,260
Hunt Companies Finance Trust, Inc.	2,244	7,248
MFA Financial, Inc.	102,566	784,630
New Residential Investment Corp.	50,700	816,777
Redwood Trust, Inc.	10,400	172,016
		3,574,656
MATERIALS - 3.2%
Chemicals - 0.8%
CF Industries Holdings, Inc.	13,900	663,586
FMC Corp.	5,600	558,992
Israel Chemicals Ltd.	31,100	146,346
Nutrien Ltd.	26,500	1,268,727
The Mosaic Co.	5,800	125,512
		2,763,163
Construction Materials - 0.0%
Summit Materials, Inc. (f)	4,000	95,600
Containers & Packaging - 0.1%
Crown Holdings, Inc. (f)	2,400	174,096
Metals & Mining - 1.9%
Agnico Eagle Mines Ltd. (Canada)	2,900	178,616
Anglo American PLC (United Kingdom)	13,200	379,943
Antofagasta PLC	6,800	82,579
Barrick Gold Corp. (Canada)	19,100	354,774
BHP Billiton Ltd.	31,100	851,590
BHP Billiton PLC	19,700	461,648
Boliden AB	3,100	82,247
Commercial Metals Co.	5,800	129,166
Compass Minerals International, Inc.	1,900	115,824
First Quantum Minerals Ltd.	36,900	374,243
Fortescue Metals Group Ltd.	21,100	158,286
Franco-Nevada Corp.	2,100	216,849
Grupo Mexico SA de CV Series B	28,500	78,171
JFE Holdings, Inc.	7,200	92,386
Kaiser Aluminum Corp.	1,500	166,335
Kirkland Lake Gold Ltd.	2,400	105,792
Lundin Mining Corp.	53,600	320,308
MMC Norilsk Nickel PJSC	1,200	369,321
MMC Norilsk Nickel PJSC sponsored ADR	2,100	64,155
Newcrest Mining Ltd.	6,600	140,104
Newmont Goldcorp Corp.	8,300	360,635
Nippon Steel & Sumitomo Metal Corp.	4,300	64,814
Nucor Corp.	4,500	253,260
POSCO	400	81,859
Reliance Steel & Aluminum Co.	2,000	239,520
Rio Tinto PLC	15,100	893,844
Steel Dynamics, Inc.	5,300	180,412
Wheaton Precious Metals Corp.	9,200	273,758
		7,070,439
Paper & Forest Products - 0.4%
Nine Dragons Paper (Holdings) Ltd.	100,000	103,949
Oji Holdings Corp.	15,600	84,365
Stora Enso Oyj (R Shares)	23,700	344,665
Suzano Papel e Celulose SA	24,300	239,696
Svenska Cellulosa AB (SCA) (B Shares)	6,300	63,899
UPM-Kymmene Corp.	17,500	606,756
		1,443,330

TOTAL MATERIALS		11,546,628

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Acadia Realty Trust (SBI)	25,844	670,135
American Tower Corp.	5,800	1,332,956
Apartment Investment & Management Co. Class A	20,679	1,068,070
AvalonBay Communities, Inc.	1,000	209,700
Colony Capital, Inc.	52,823	250,909
CoreSite Realty Corp.	600	67,272
Crown Castle International Corp.	2,900	412,235
Easterly Government Properties, Inc.	4,200	99,666
Equinix, Inc.	900	525,330
Equity Lifestyle Properties, Inc.	18,400	1,295,176
Equity Residential (SBI)	2,700	218,484
Gaming & Leisure Properties	2,300	99,015
Healthcare Trust of America, Inc.	12,690	384,253
iStar Financial, Inc.	34,631	502,496
Lexington Corporate Properties Trust	31,800	337,716
Mid-America Apartment Communities, Inc.	4,594	605,765
Public Storage	500	106,480
Retail Value, Inc.	2,043	75,182
Sabra Health Care REIT, Inc.	19,500	416,130
Safety Income and Growth, Inc.	2,900	116,870
Senior Housing Properties Trust (SBI)	26,500	223,660
SITE Centers Corp.	11,300	158,426
Store Capital Corp.	3,600	134,064
Terreno Realty Corp.	1,700	92,038
Ventas, Inc.	12,518	722,789
VEREIT, Inc.	4,300	39,732
Weyerhaeuser Co.	1,500	45,300
		10,209,849
TOTAL COMMON STOCKS
(Cost $31,060,578)		32,338,859

Preferred Stocks - 3.9%
Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25%	42,500	1,133,416
ZAIS Financial Corp. 7.00%	6,400	170,625
		1,304,041
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	51,395
Lexington Corporate Properties Trust Series C, 6.50%	2,800	157,150
RLJ Lodging Trust Series A, 1.95%	400	11,000
Wheeler REIT, Inc. 8.75% (f)	16,500	247,848
		467,393
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 7.012% (b)(e)	2,000	52,253
TOTAL REAL ESTATE		519,646

TOTAL CONVERTIBLE PREFERRED STOCKS		1,823,687

Nonconvertible Preferred Stocks - 3.4%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	11,500	171,580
FINANCIALS - 2.0%
Mortgage Real Estate Investment Trusts - 2.0%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	403,327
8.25%	500	12,823
Series C 8.00% (b)	4,600	121,210
AGNC Investment Corp.:
Series C, 7.00% (b)	7,500	194,925
Series E 6.50% (b)	4,300	110,467
Annaly Capital Management, Inc.:
Series D, 7.50%	8,644	222,669
Series F, 6.95% (b)	17,600	455,488
Series G, 6.50% (b)	11,800	298,422
Arbor Realty Trust, Inc. Series A, 8.25%	5,789	151,093
Armour Residential REIT, Inc. Series B, 7.875%	5,645	141,718
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	102,520
Chimera Investment Corp.:
Series B, 8.00% (b)	27,587	739,332
Series C, 7.75% (b)	8,700	226,374
Dynex Capital, Inc.:
Series A, 8.50%	16,355	420,487
Series B, 7.625%	10,545	266,789
Exantas Capital Corp. 8.625% (b)	300	7,821
Invesco Mortgage Capital, Inc.:
7.50% (b)	17,200	457,864
Series A, 7.75%	6,507	168,336
Series B, 7.75% (b)	13,500	362,340
MFA Financial, Inc.:
8.00%	11,262	295,402
Series B, 7.50%	18,486	475,090
New Residential Investment Corp.:
7.125% (b)	3,200	83,136
Series A 7.50% (b)	3,200	84,576
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	222,417
Series C, 7.875%	3,200	80,117
Series D, 8.00% (b)	6,500	163,220
PennyMac Mortgage Investment Trust:
8.125% (b)	5,700	150,936
Series B, 8.00% (b)(h)	9,300	243,474
Two Harbors Investment Corp.:
7.75%	2,162	54,735
Series A, 8.125% (b)	9,500	264,575
Series B, 7.625% (b)	7,800	214,125
Series C, 7.25% (b)	9,800	255,790
		7,451,598
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Finance Trust, Inc. 7.50%	1,900	47,975
American Homes 4 Rent Series G, 5.875%	3,200	83,968
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	1,000	25,210
Series G, 7.375%	300	6,402
Series H, 7.50%	2,500	55,000
Series I, 7.50%	2,500	54,025
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	59,515
Series C, 6.50%	4,900	113,288
City Office REIT, Inc. Series A, 6.625%	2,079	53,638
Colony Capital, Inc.:
Series B, 8.25%	4,210	106,471
Series E, 8.75%	13,700	346,747
Series G, 7.50%	3,600	90,360
Series H, 7.125%	7,700	184,492
Series I, 7.15%	18,500	446,220
Series J, 7.15%	18,200	435,344
Farmland Partners, Inc. Series B, 6.00%	10,000	250,000
Gladstone Commercial Corp. 6.625%	2,400	63,336
Global Medical REIT, Inc. Series A, 7.50%	2,100	56,595
Global Net Lease, Inc.:
Series A, 7.25%	7,400	195,508
Series B 6.875% (f)	2,200	56,408
Healthcare Trust, Inc. Series A 7.375% (f)	2,000	50,260
Investors Real Estate Trust Series C, 6.625%	5,000	131,288
iStar Financial, Inc.:
Series D, 8.00%	3,000	76,980
Series G, 7.65%	7,300	186,041
Series I, 7.50%	2,600	66,118
Jernigan Capital, Inc. Series B, 7.00%	2,500	67,750
Pebblebrook Hotel Trust Series C, 6.50%	7,058	178,850
Pennsylvania (REIT):
Series B, 7.375%	4,082	81,599
Series D, 6.875%	2,500	48,150
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	66,250
QTS Realty Trust, Inc. Series A, 7.125%	2,700	73,317
RAIT Financial Trust 7.625%	7,860	194,928
Saul Centers, Inc. Series D, 6.125%	1,300	34,450
Sotherly Hotels, Inc. Series C, 7.875%	1,700	43,690
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	67,833
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	76,500
UMH Properties, Inc.:
Series C, 6.75%	5,340	139,588
Series D, 6.375%	1,800	45,036
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	119,835
Series K 5.875%	2,000	51,080
VEREIT, Inc. Series F, 6.70%	13,036	332,939
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	62,307
Series I, 6.875%	1,402	27,283
		4,952,574

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,575,752

TOTAL PREFERRED STOCKS
(Cost $13,964,114)		14,399,439
	Principal Amount	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5494% 12/22/24 (b)(e)(i)	49,000	49,051
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.55% 4/27/24 (b)(e)(i)	63,438	63,200
		112,251
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1586% 6/23/23 (b)(e)(i)	0	0

TOTAL CONSUMER DISCRETIONARY		112,251

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (b)(e)(i)	190,704	168,296
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/2/23 (b)(e)(i)	40,179	40,210
		208,506
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)(i)	300,000	306,750
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (b)(e)(i)	65,927	65,367

TOTAL FINANCIALS		372,117

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/20/24 (b)(e)(i)	47,827	47,648
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.25% 12/12/24 (b)(e)(i)	90,000	86,175
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4627% 6/28/23 (b)(e)(i)	117,293	117,880
		204,055
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3% 3/24/24 (b)(e)(i)	34,384	34,460

TOTAL REAL ESTATE		238,515

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3% 12/2/21 (b)(e)(i)	46,519	42,797
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,039,926)		1,021,834
	Shares	Value

Equity Funds - 27.0%
Fidelity Commodity Strategy Central Fund (j)	15,045,799	72,972,126
Fidelity Real Estate Equity Central Fund (j)	208,645	25,306,537
TOTAL EQUITY FUNDS
(Cost $188,935,912)		98,278,663

Fixed-Income Funds - 27.7%
Fidelity Floating Rate Central Fund (j)
(Cost $102,996,453)	993,937	100,904,479
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)
(Cost $594,368)	500,000	10,324
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.58% (k)	3,248,190	3,248,840
Fidelity Securities Lending Cash Central Fund 1.58% (k)(l)	100,090	100,100
TOTAL MONEY MARKET FUNDS
(Cost $3,348,940)		3,348,940
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $452,082,659)		362,229,111
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,247,370
NET ASSETS - 100%		$364,476,481

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,968,218 or 3.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,007
Fidelity Commodity Strategy Central Fund	1,325,106
Fidelity Floating Rate Central Fund	1,564,960
Fidelity Real Estate Equity Central Fund	179,372
Fidelity Securities Lending Cash Central Fund	3
Total	$3,087,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$92,296,539	$1,325,107	$22,937,766	$(33,170,054)	$35,458,300	$72,972,126	100.0%
Fidelity Floating Rate Central Fund	101,963,672	1,565,121	2,750,428	(69,179)	195,293	100,904,479	5.1%
Fidelity Real Estate Equity Central Fund	--	25,216,879	--	--	89,658	25,306,537	2.6%
Total	$194,260,211	$28,107,107	$25,688,194	$(33,239,233)	$35,743,251	$199,183,142

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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